Financial instruments: classification - Assets at Amortised Cost (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Fair value of assets
Other financial assets - securities	£ 370,488.0	£ 339,968.0
Level 1
Fair value of assets
other financial assets - securities	59,013.0	61,909.0
Level 2
Fair value of assets
other financial assets - securities	245,400.0	212,309.0
Level 3
Fair value of assets
other financial assets - securities	2,509.0	2,554.0
Cash and balances at central banks
Fair value of assets
Other financial assets - securities	100,281.0	77,858.0
Securities | Level 1
Fair value of assets
other financial assets - securities	41,030.0	41,044.0
Securities | Level 2
Fair value of assets
other financial assets - securities	9,196.0	8,326.0
Securities | Level 3
Fair value of assets
other financial assets - securities	328.0	263.0
Items where fair values approximates carrying value | Cash and balances at central banks
Fair value of assets
Other financial assets - securities	100.3	77.9
Items where fair values approximates carrying value | Settlement balances
Fair value of assets
Other financial assets - securities	7.8	4.4
Items where fair values approximates carrying value | Loans and advances to banks
Fair value of assets
Other financial assets - securities	0.1
Carrying value | Loans and advances to banks
Fair value of assets
Other financial assets - securities	12.9	10.7
Carrying value | Loans and advances to customers
Fair value of assets
Other financial assets - securities	352.3	326.9
Carrying value | Other assets
Fair value of assets
Other financial assets - securities	11.6
Carrying value | Securities
Fair value of assets
Other financial assets - securities		11.5
At fair value | Loans and advances to banks
Fair value of assets
other financial assets - securities	12.9	10.7
At fair value | Loans and advances to banks | Level 2
Fair value of assets
other financial assets - securities	7.6	6.2
At fair value | Loans and advances to banks | Level 3
Fair value of assets
other financial assets - securities	5.3	4.5
At fair value | Loans and advances to customers
Fair value of assets
other financial assets - securities	351.0	324.0
At fair value | Loans and advances to customers | Level 2
Fair value of assets
other financial assets - securities	17.9	11.0
At fair value | Loans and advances to customers | Level 3
Fair value of assets
other financial assets - securities	333.1	313.0
At fair value | Other assets
Fair value of assets
other financial assets - securities	11.8
At fair value | Other assets | Level 1
Fair value of assets
other financial assets - securities	6.2
At fair value | Other assets | Level 2
Fair value of assets
other financial assets - securities	2.5
At fair value | Other assets | Level 3
Fair value of assets
other financial assets - securities	£ 3.1
At fair value | Securities
Fair value of assets
other financial assets - securities		11.6
At fair value | Securities | Level 1
Fair value of assets
other financial assets - securities		5.9
At fair value | Securities | Level 2
Fair value of assets
other financial assets - securities		2.8
At fair value | Securities | Level 3
Fair value of assets
other financial assets - securities		£ 2.9